SUBSEQUENT EVENTS (Details Narrative) - USD ($)						1 Months Ended	2 Months Ended	3 Months Ended					9 Months Ended				12 Months Ended
	Oct. 16, 2025	Oct. 01, 2025	Sep. 01, 2025	Dec. 01, 2024	Nov. 24, 2023	Jan. 31, 2024	Dec. 31, 2024	Aug. 31, 2025	May 31, 2025	Feb. 28, 2025	Aug. 31, 2024	May 31, 2024	Sep. 30, 2025	Aug. 31, 2025	Sep. 30, 2024	Aug. 31, 2024	Dec. 31, 2024	Nov. 30, 2024	Dec. 31, 2023	Nov. 30, 2023	Mar. 20, 2025
Subsequent Event [Line Items]
Proceeds from convertible debt													$ 4,050,000						$ 12,670,000
Shares issued for services, shares							639,720
Selling price							$ 1,800,000										$ 1,800,000		2,200,000
Shares issued for services							$ 1,475,000
Proceeds from preferred stock																			$ 24,204,000
Cash received from issuance of shares																	$ 4,250,000
Common Stock [Member]
Subsequent Event [Line Items]
Shares issued for cash received, shares						48,342
M2i Global Inc [Member]
Subsequent Event [Line Items]
Proceeds from convertible debt					$ 250,000															$ 250,000
Debt instrument interest rate														10.24%
Proceeds from issuance of common stock														$ 632,795		$ 739,140		2,026,880		1,235,477
Shares issued for services								$ 673,167	$ 202,000	$ 337,500				1,212,667
Proceeds from preferred stock														1,937,500
Cash received from issuance of shares								$ 238,284	$ 125,256	$ 202,000	$ 15,280	$ 171,485						$ 2,027,485		$ 1,235,477
M2i Global Inc [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Proceeds from issuance of common stock														$ 565,540
Shares issued for services, shares								26,885,000	37,400,000	2,250,000				66,535,000
Shares issued for services								$ 26,885	$ 37,400	$ 2,250
Shares issued for cash received, shares								3,058,243	11,531,177	28,700,000	7,200,000	37,900,000		43,289,420				109,137,500		507,228,334
Cash received from issuance of shares								$ 3,058	$ 11,531	$ 28,700	$ 7,200	$ 37,900						$ 109,138		$ 507,229
Discontinued Operations, Disposed of by Sale [Member] | GC Aviation Inc [Member]
Subsequent Event [Line Items]
Selling price																					$ 2,000,000.0
Discontinued operation																					1,800,000
Subsequent Event [Member] | M2i Global Inc [Member]
Subsequent Event [Line Items]
Proceeds from issuance of common stock			$ 1,000
Shares issued for cash received, shares			9,650,000	28,700,000
Cash received from issuance of shares			$ 9,650	$ 472,400
Cash to be received			900
Repurchase of stock				2,250,000
Subsequent Event [Member] | M2i Global Inc [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Proceeds from issuance of common stock			$ 7,750
Shares issued for cash received, shares			335,002	153,366
Cash received from issuance of shares			$ 58,800	$ 27,604
Subsequent Event [Member] | M2i Global Inc [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Proceeds from preferred stock			$ 725,000
Subsequent Event [Member] | Advisory Service [Member] | M2i Global Inc [Member]
Subsequent Event [Line Items]
Shares issued for services, shares			5,700,000
Shares issued for services			$ 5,700
Subsequent Event [Member] | Discontinued Operations, Disposed of by Sale [Member] | GC Aviation Inc [Member]
Subsequent Event [Line Items]
Selling price																					2,000,000.0
Discontinued operation																					$ 1,800,000
Subsequent Event [Member] | Fly Exclusive [Member]
Subsequent Event [Line Items]
Proceeds from convertible debt		$ 100,000
Stock issued during period shares conversion of units		20,576
Proceeds from issuance of common stock		$ 2,000,000
Shares issued for services, shares		411,523
Fourth Tranche Note [Member] | Convertible Debt [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt instrument face amount	$ 2,200,000
Proceeds from convertible debt	$ 2,000,000.0
Debt instrument interest rate	10.00%